Condensed Financial Information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2024
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Schedule of Condensed Balance Sheet	Balance sheets
	March 31,
	2023	2024
Assets
Current assets:
Cash and cash equivalents	$918	$204
Prepaid expenses and other current assets	45	47
Amounts due from subsidiaries	8,228	7,976
Total current assets	9,191	8,227
Investments in subsidiaries	82,154	87,195
Total assets	$91,345	$95,422

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,573	$1,013
Other accrued liabilities	123	239
Total current liabilities	1,696	1,252
Total shareholders’ equity	89,649	94,170
Total liabilities and shareholders’ equity	$91,345	$95,422

Schedule of Condensed Income Statement	Statements of comprehensive income
	Year ended March 31,
	2022	2023	2024
Equity in earnings of subsidiaries	$8,661	$2,488	$8,229
Operating expenses	429	429	520
Income before income taxes	8,232	2,059	7,709
Income taxes	—	—	—
Net income	8,232	2,059	7,709
Share of other comprehensive income of subsidiaries	—	—	—
Total comprehensive income	$8,232	$2,059	$7,709

Schedule of Condensed Cash Flow Statement	Statements of cash flows
	Year ended March 31,
	2022	2023	2024
Cash flows from operating activities
Net income	$8,232	$2,059	$7,709
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(8,661)	(2,488)	(8,229)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	—	—	(2)
Amounts due from subsidiaries	(782)	4,305	252
Other accrued liabilities	7	3	(444)
Net cash (used in) provided by operating activities	(1,204)	3,879	(714)

Cash flows from investing activities
Dividends received from subsidiary	—	—	3,188
Net cash provided by investing activities	—	—	3,188

Cash flows from financing activities
Dividends paid	(3,186)	(3,188)	(3,188)
Proceeds from exercise of stock options	43	—	—
Net cash used in financing activities	(3,143)	(3,188)	(3,188)

Net (decrease) increase in cash and cash equivalents	(4,347)	691	(714)
Cash and cash equivalents, beginning of year	4,574	227	918
Cash and cash equivalents, end of year	$227	$918	$204